Certain risks and concentration - Fair value measurements (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Contingent consideration payable	$ (4,507,000)	$ (7,755,000)
Financial assets and liabilities	11,731,000	4,868,000
Debt investment	2,550,000		$ 49,008,000	$ 34,837,000
Other long-term investments	12,114,000	8,651,000
Financial asset measured using Level 3 input		0
Short-Term Investments
Fair value measurement
Short-term investments	1,574,000	12,623,000
Fair Value, Inputs, Level 1
Fair value measurement
Financial assets and liabilities		2,342,000
Fair Value, Inputs, Level 1 | Short-Term Investments
Fair value measurement
Short-term investments		2,342,000
Level 2
Fair value measurement
Financial assets and liabilities	1,574,000	10,281,000
Level 2 | Short-Term Investments
Fair value measurement
Short-term investments	1,574,000	10,281,000
Level 3
Fair value measurement
Contingent consideration payable	(4,507,000)	(7,755,000)
Financial assets and liabilities	10,157,000	(7,755,000)
Debt investment	2,550,000		49,008,000
Other long-term investments	$ 12,114,000	$ 8,651,000	$ 1,503,000